Property and equipment, net (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 5,741	¥ 39,099		¥ 164,749
Loss on disposal of property and equipment	$ 1,655	¥ 11,274